MERRILL LYNCH MUNICIPAL BOND FUND, INC.
SHORT-TERM PORTFOLIO

Supplement dated August 10, 2006
to the Prospectus dated October 25, 2005

	Effective August 25, 2006, Class C
 shares of the Short-Term Portfolio of Merrill Lynch
Municipal Bond Fund, Inc. will be closed to new investors.


Code # 10051-1005SUPC